Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Assets:
Equity securities (without readily determinable fair values)	¥ 424,477	¥ 357,938
Fair Value, Measurements, Nonrecurring
Assets:
Loans	107,000	101,000
Loans held-for-sale	109,000	95,000
Equity securities (without readily determinable fair values)	1,000	34,000
Other investments	79,000	153,000
Total assets measured at fair value	296,000	383,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	361,000	187,000
Loans held-for-sale	150,000	150,000
Equity securities (without readily determinable fair values)	4,000	39,000
Other investments	97,000	199,000
Premises and equipment—net	1,000	6,000
Intangible assets		1,000
Total assets measured at fair value	612,000	581,000
Fair Value, Measurements, Nonrecurring | Level 1
Assets:
Other investments	79,000
Total assets measured at fair value	79,000
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans held-for-sale	46,000	2,000
Equity securities (without readily determinable fair values)	1,000	2,000
Total assets measured at fair value	47,000	4,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	107,000	101,000
Loans held-for-sale	64,000	94,000
Equity securities (without readily determinable fair values)		31,000
Other investments	0	153,000
Total assets measured at fair value	¥ 170,000	¥ 379,000